PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2021 and 2020:

	2021	2020
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	7.50%	7.50%
Temporary differences	8.92%	0.38%
Permanent differences	(5.24)%	(0.98)%
Change in valuation allowance	(32.18)%	(27.90)%
Totals	0.00%	0.00%

SCHEDULE OF DEFERRED TAX ASSETS

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

	As of	As of
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating losses before non-deductible items	$1,949,739	$747,748
Stock-based compensation	683,299	28,174
Depreciation	-	(1,616)
Total deferred tax assets	2,633,038	774,306
Less: Valuation allowance	(2,633,038)	(774,306)

Net deferred tax assets	$-	$-

India Based Entity [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEFERRED TAX ASSETS

Significant components of deferred tax liabilities as at December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Deferred Tax Assets:
Difference between book and tax base of fixed assets	$32,370	$43,868
Provision for gratuity	26,286	27,189
Provision for leave encashment	10,429	11,030
Operating lease	47,026	5,170
NOL carryforward (based on last tax return filed per Indian Income Tax laws)	-	43,140
Timing difference on TDS under 40a(ia)	-	9,002
MAT credit	-	8,644
Deferred Tax Assets	116,111	148,043

Net Deferred Tax Assets	116,111	148,043
Less: Valuation allowance	(-)	(148,043)
Net Deferred Tax Asset	$116,111	$-